SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Product Warranties (Details)	12 Months Ended
Jan. 01, 2023
Minimum
Product Warranty Liability [Line Items]
Standard warranty term	5 years
Maximum
Product Warranty Liability [Line Items]
Standard warranty term	20 years
Solar power systems
Product Warranty Liability [Line Items]
Standard warranty term	25 years